Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	December 31
	2014	2013
Investment in equity accounted investee
Charges (recorded to operating expenses)	$110	$553

Transportation services
Charges (recorded to operating expenses)	$4,336	$3,788
Amounts owing (included in accounts payable)	$36	$70